Warrants Liability (Details)	6 Months Ended
	Jun. 30, 2025 days $ / shares shares	Dec. 31, 2024 shares	Mar. 31, 2022 $ / shares shares
Warrants Liability [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 0.01
Prior written notice of redemption	30 days
Redemption period	30 days
Closing price of ordinary shares per share (in Dollars per share) | $ / shares	$ 18
Number of trading days	20 days
Public Warrants [Member]
Warrants Liability [Line Items]
Warrants issued			13,749,986
Term of warrants			5 years
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Warrants exercised	144,123
Number of warrant outstanding	13,605,561	13,605,561
Trading days	10
Private Warrants [Member]
Warrants Liability [Line Items]
Warrants issued			2,142,000
Number of warrant outstanding	2,142,000	2,142,000
Trading days | days	10
Ordinary Shares [Member] | Public Warrants [Member]
Warrants Liability [Line Items]
Warrants exercised	144,123